Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (15,030,124)	$ (6,612,209)	$ (10,049,784)	$ (4,402,947)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Goodwill impairment				2,488,708
Depreciation and amortization	1,997,705	1,265,049	1,799,993	1,042
Interest expense	1,040,045	1,015,917	903,007	41,644
Write-down of inventory	153,819		124,000
Provision for losses on receivables, net	185,857		141,801
Loss on discontinued operations				184,725
Loss on sales of assets	(1,040,045)	15,646	9,027
Deferred income tax benefit	223,655		(22,000)
Changes in certain assets and liabilities:
Accounts receivable	(72,404)	(499,367)	(414,911)	(5,216)
Inventory	1,995,946	2,481,794	3,980,288
Other current assets	(570,609)	(17,545)	690,228	(20,359)
Accounts payable and accrued expenses	(2,673,964)	933,301	867,105	365,394
Accounts payable - related party	93,584	(428,835)	(392,315)	391,429
Deferred revenue	(1,071,610)	(259,678)	(2,721,864)	(18,665)
Other long-term liabilities	2,167,525	388,350	484,852
Net cash (used in) provided by operating activities	(11,367,525)	(1,717,577)	(4,600,573)	(974,245)
Investing activities:
Capital expenditures	(644,773)		(454,188)
Proceeds from the sale of property, plant and equipment	17,263,212	622,465	4,642,522
Investment in marketable securities	(3,772,839)	(16,237,359)	(16,486,736)
Sale of marketable securities	10,517,749	0	4,019,706	0
Cash acquired in acquisitions	2,000	103,222	(2,548,167)
Net cash (used in) provided by investing activities	18,951,174	(15,511,672)	(5,730,529)
Financing activities:
Proceeds from sale of convertible notes				20,000,000
Line of credit, net change	(699,022)	998,992	421,159	(1,971)
Repayments on long-term debt	(928,308)	(1,064,004)	(5,215,095)
Net cash (used in) provided by financing activities	(8,694,903)	(65,012)	(4,793,936)	19,998,029
Effect of exchange rate changes on cash	278,649	(1,601)	(30,646)
Increase (decrease) in cash	(832,605)	(17,295,862)	(15,155,684)	19,023,784
Cash and cash equivalents at beginning of year	3,876,708	19,032,392	19,032,392	8,608
Cash and cash equivalents at end of period	3,044,103	1,736,530	3,876,708	19,032,392
Cash paid during the year for:
Interest	757,000	410,000	706,306
Income taxes	654,000		221,779
Non-cash transactions:
Convertible note converted to stock		6,563,555	6,563,555
Convertible note issued related to acquisition		6,500,000	6,500,000
Promissory note issued related to acquisition		4,000,000	4,000,000
Stock issued related to acquisitions	$ 607,148	$ 1,308,763	$ 5,106,938